Stock Based Compensation (Details) (Stock Options [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Weighted-average assumptions used in fair value calculation for options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	108.00%
Expected stock price volatility, minimum		96.00%	109.00%	95.00%
Expected stock price volatility, maximum		97.00%	112.00%	98.00%
Risk-free interest rate, minimum	2.68%	2.59%	2.32%	2.58%
Risk-free interest rate. maximum	2.82%	2.70%	2.70%	4.20%
Expected life of options, minimum (Years)	8 months 12 days	2 years	1 year 6 months	2 years 6 months
Expected life of options, maximum (Years)	9 years 10 months 24 days	9 years 10 months 24 days	9 years 6 months	9 years 10 months 24 days